First Trust Indxx Medical Devices ETF Investment Objectives and Goals - First Trust Indxx Medical Devices ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Indxx Medical Devices ETF (MDEV)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Indxx Medical Devices ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Medical Devices Index (the “Index”).